Concentrations risks (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Oct. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)
Concentration Risk [Line Items]
Cash balance	$ 837,292		$ 143,024	$ 189,996			$ 265,852	$ 193,546
Cash FDIC			250,000
Restricted cash	641,436		641,461
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000		57,000		$ 75,000	$ 75,000
Cash balance	181,395		138,710	180,746
Bank balance	19,086		0	41,606
Restricted cash	$ 391,436		$ 391,461
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	10.00%	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage		35.40%		37.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage				87.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.50%		27.90%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.70%		12.10%